Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company’s derivatives, excluding embedded derivatives, held at:

	Primary Underlying Risk Exposure	December 31,
		2015			2014
			Estimated Fair Value			Estimated Fair Value
		Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps	Interest rate	$5,089	$2,177	$11	$5,632	$2,031	$18
Foreign currency swaps	Foreign currency exchange rate	2,133	61	159	2,709	65	101
Subtotal		7,222	2,238	170	8,341	2,096	119
Cash flow hedges:
Interest rate swaps	Interest rate	1,960	426	—	2,191	447	—
Interest rate forwards	Interest rate	70	15	—	70	18	—
Foreign currency swaps	Foreign currency exchange rate	18,743	1,132	1,376	14,895	501	614
Subtotal		20,773	1,573	1,376	17,156	966	614
Total qualifying hedges		27,995	3,811	1,546	25,497	3,062	733
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps	Interest rate	51,489	2,613	1,197	56,394	2,213	1,072
Interest rate floors	Interest rate	13,701	252	10	36,141	319	108
Interest rate caps	Interest rate	55,136	67	2	41,227	134	1
Interest rate futures	Interest rate	2,023	—	2	70	—	—
Interest rate options	Interest rate	2,295	227	4	6,399	379	15
Synthetic GICs	Interest rate	4,216	—	—	4,298	—	—
Foreign currency swaps	Foreign currency exchange rate	8,095	600	94	8,774	359	176
Foreign currency forwards	Foreign currency exchange rate	3,014	83	36	3,985	92	80
Credit default swaps — purchased	Credit	819	28	8	857	8	11
Credit default swaps — written	Credit	6,577	51	11	7,419	130	5
Equity futures	Equity market	1,452	15	—	954	10	—
Equity index options	Equity market	7,364	326	349	7,698	328	352
Equity variance swaps	Equity market	5,676	62	160	5,678	60	146
TRRs	Equity market	952	11	9	911	10	33
Total non-designated or nonqualifying derivatives		162,809	4,335	1,882	180,805	4,042	1,999
Total		$190,804	$8,146	$3,428	$206,302	$7,104	$2,732

Components of Net Derivatives Gains (Losses)
The components of net derivative gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Freestanding derivatives and hedging gains (losses) (1)	$463	$1,207	$(1,205)
Embedded derivatives gains (losses)	418	(170)	135
Total net derivative gains (losses)	$881	$1,037	$(1,070)
______________

(1)	Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

Earned Income On Derivatives And Income Statement Location
The following table presents earned income on derivatives:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Qualifying hedges:
Net investment income	$227	$162	$129
Interest credited to policyholder account balances	28	106	148
Nonqualifying hedges:
Net investment income	(5)	(4)	(6)
Net derivative gains (losses)	518	484	450
Policyholder benefits and claims	2	8	—
Total	$770	$756	$721

Amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments
The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

	Net Derivative Gains (Losses)	Net Investment Income (1)	Policyholder Benefits and Claims (2)
	(In millions)
Year Ended December 31, 2015
Interest rate derivatives	$(243)	$—	$—
Foreign currency exchange rate derivatives	678	—	—
Credit derivatives — purchased	17	(3)	—
Credit derivatives — written	(57)	—	—
Equity derivatives	(152)	(11)	—
Total	$243	$(14)	$—
Year Ended December 31, 2014
Interest rate derivatives	$314	$—	$—
Foreign currency exchange rate derivatives	554	—	—
Credit derivatives — purchased	(2)	—	—
Credit derivatives — written	(1)	—	—
Equity derivatives	11	(10)	(10)
Total	$876	$(10)	$(10)
Year Ended December 31, 2013
Interest rate derivatives	$(1,753)	$—	$—
Foreign currency exchange rate derivatives	(69)	—	—
Credit derivatives — purchased	(6)	(14)	—
Credit derivatives — written	100	1	—
Equity derivatives	—	(22)	—
Total	$(1,728)	$(35)	$—
______________

(1)	Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)	Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Net derivatives gains (losses) recognized on fair value derivatives and the related hedged items
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Net Derivative Gains (Losses)
		(In millions)
Year Ended December 31, 2015
Interest rate swaps:	Fixed maturity securities	$4	$—	$4
	Policyholder liabilities (1)	(4)	(6)	(10)
Foreign currency swaps:	Foreign-denominated fixed maturity securities	14	(5)	9
	Foreign-denominated policyholder account balances (2)	(240)	231	(9)
Total		$(226)	$220	$(6)
Year Ended December 31, 2014
Interest rate swaps:	Fixed maturity securities	$4	$(1)	$3
	Policyholder liabilities (1)	649	(635)	14
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(11)	2
	Foreign-denominated policyholder account balances (2)	(283)	270	(13)
Total		$383	$(377)	$6
Year Ended December 31, 2013
Interest rate swaps:	Fixed maturity securities	$34	$(33)	$1
	Policyholder liabilities (1)	(800)	807	7
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(12)	1
	Foreign-denominated policyholder account balances (2)	(98)	112	14
Total		$(851)	$874	$23
______________

(1)	Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)	Fixed rate or floating rate liabilities.

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

	December 31,
	2015			2014
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
	(In millions)			(In millions)
Aaa/Aa/A
Single name credit default swaps (corporate)	$2	$245	2.5	$5	$415	2.2
Credit default swaps referencing indices	5	1,366	3.3	10	1,566	2.7
Subtotal	7	1,611	3.2	15	1,981	2.6
Baa
Single name credit default swaps (corporate)	5	752	2.6	15	1,002	2.8
Credit default swaps referencing indices	21	3,452	4.8	59	3,687	4.5
Subtotal	26	4,204	4.4	74	4,689	4.1
Ba
Single name credit default swaps (corporate)	(2)	60	2.2	—	60	3.0
Credit default swaps referencing indices	(1)	100	1.0	(1)	100	2.0
Subtotal	(3)	160	1.4	(1)	160	2.4
B
Single name credit default swaps (corporate)	—	—	—	—	—	—
Credit default swaps referencing indices	10	602	4.9	37	589	4.9
Subtotal	10	602	4.9	37	589	4.9
Total	$40	$6,577	4.1	$125	$7,419	3.8
______________

(1)
The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service (“Moody’s”), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair values of the Company’s net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

	December 31,
	2015		2014
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement	Assets	Liabilities	Assets	Liabilities
	(In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)	$7,368	$2,667	$6,497	$2,092
OTC-cleared (1)	909	783	740	682
Exchange-traded	15	2	10	—
Total gross estimated fair value of derivatives (1)	8,292	3,452	7,247	2,774
Amounts offset on the consolidated balance sheets	—	—	—	—
Estimated fair value of derivatives presented on the consolidated balance sheets (1)	8,292	3,452	7,247	2,774
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral	(2,117)	(2,117)	(1,742)	(1,742)
OTC-cleared	(776)	(776)	(638)	(638)
Exchange-traded	—	—	—	—
Cash collateral: (3), (4)
OTC-bilateral	(3,705)	(3)	(2,470)	(2)
OTC-cleared	(119)	—	(97)	(40)
Exchange-traded	—	—	—	—
Securities collateral: (5)
OTC-bilateral	(1,345)	(541)	(2,161)	(333)
OTC-cleared	—	—	—	(3)
Exchange-traded	—	—	—	—
Net amount after application of master netting agreements and collateral	$230	$15	$139	$16
______________

(1)
At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $146 million and $143 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $24 million and $42 million, respectively.

(2)	Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)
Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company’s balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $138 million at December 31, 2015 and 2014, respectively.

(4)
The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $17 million and $0, respectively, and provided excess cash collateral of $58 million and $31 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)
Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $71 million and $243 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $81 million and $57 million, respectively, for its OTC-bilateral derivatives, and $239 million and $155 million, respectively, for its OTC-cleared derivatives, and $15 million and $17 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses)Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)		(Ineffective Portion)
		Net Derivative Gains (Losses)	Net Investment Income	Net Derivative Gains (Losses)
	(In millions)
Year Ended December 31, 2015
Interest rate swaps	$76	$83	$11	$2
Interest rate forwards	(3)	4	2	—
Foreign currency swaps	(92)	(679)	(1)	7
Credit forwards	—	1	1	—
Total	$(19)	$(591)	$13	$9
Year Ended December 31, 2014
Interest rate swaps	$587	$41	$9	$3
Interest rate forwards	34	(8)	2	—
Foreign currency swaps	(15)	(725)	(2)	2
Credit forwards	—	—	1	—
Total	$606	$(692)	$10	$5
Year Ended December 31, 2013
Interest rate swaps	$(511)	$20	$8	$(3)
Interest rate forwards	(43)	1	2	—
Foreign currency swaps	(120)	(15)	(3)	2
Credit forwards	(3)	—	1	—
Total	$(677)	$6	$8	$(1)

Schedule of Derivative Instruments
The following table presents the estimated fair value of the Company’s OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company, or its subsidiaries, as applicable, would be required to provide if there was a one-notch downgrade in such companies’ financial strength rating at the reporting date or if such companies’ financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

	December 31,
	2015			2014
	Derivatives Subject to Financial Strength- Contingent Provisions	Derivatives Not Subject to Financial Strength- Contingent Provisions	Total	Derivatives Subject to Financial Strength- Contingent Provisions	Derivatives Not Subject to Financial Strength- Contingent Provisions	Total
	(In millions)
Estimated fair value of derivatives in a net liability position (1)	$547	$3	$550	$334	$4	$338
Estimated Fair Value of Collateral Provided
Fixed maturity securities	$622	$—	$622	$390	$—	$390
Cash	$—	$4	$4	$—	$2	$2
Fair Value of Incremental Collateral Provided Upon
One-notch downgrade in financial strength rating	$—	$—	$—	$—	$—	$—
Downgrade in financial strength rating to a level that triggers full overnight collateralization or termination of the derivative position	$—	$—	$—	$—	$—	$—
______________

(1)	After taking into consideration the existence of netting agreements.

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Net derivative gains (losses) (1), (2)	$418	$(170)	$135
______________

(1)
The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $29 million, $14 million and ($42) million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($4) million, ($9) million and $125 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)	See Note 6 for discussion of affiliated net derivative gains (losses).

Schedule of Derivative Instruments
The following table presents the estimated fair value and balance sheet location of the Company’s embedded derivatives that have been separated from their host contracts at:

		December 31,
	Balance Sheet Location	2015	2014
		(In millions)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	Premiums, reinsurance and other receivables	$712	$657
Options embedded in debt or equity securities	Investments	(142)	(150)
Net embedded derivatives within asset host contracts		$570	$507
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	Policyholder account balances	$(284)	$(548)
Assumed guaranteed minimum benefits	Policyholder account balances	126	72
Funds withheld on ceded reinsurance	Other liabilities	687	1,200
Other	Policyholder account balances	(3)	7
Net embedded derivatives within liability host contracts		$526	$731